John Hancock Short Duration Bond Fund Expense Example - John Hancock Short Duration Bond Fund Classes A C I and R6 [Member] - John Hancock Short Duration Bond Fund	May 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 288
Expense Example, with Redemption, 3 Years	424
Expense Example, with Redemption, 5 Years	573
Expense Example, with Redemption, 10 Years	1,004
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	240
Expense Example, with Redemption, 3 Years	439
Expense Example, with Redemption, 5 Years	760
Expense Example, with Redemption, 10 Years	1,463
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	39
Expense Example, with Redemption, 3 Years	124
Expense Example, with Redemption, 5 Years	218
Expense Example, with Redemption, 10 Years	492
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	28
Expense Example, with Redemption, 3 Years	89
Expense Example, with Redemption, 5 Years	156
Expense Example, with Redemption, 10 Years	$ 355